Income Tax Benefit/(Expense) (Tables)	6 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
	Three Months Ended December 31,		Six Months Ended December 31,
(in U.S. dollars, in thousands)	2020	2019	2020	2019
Income tax expense/(benefit)
Current tax
Current tax	—	—	—	—
Total current tax expense/(benefit)	—	—	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	(130)	(5,394)	(948)	(7,424)
(Decrease)/increase in deferred tax liabilities	204	3,125	292	3,222
Total deferred tax expense/(benefit)	74	(2,269)	(656)	(4,202)
Income tax expense/(benefit)	74	(2,269)	(656)	(4,202)

Summary of Deferred Tax Assets Not Brought to Account
	As of	As of
(in U.S. dollars, in thousands)	December 31, 2020	June 30, 2020
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates	71,397	55,573
Other temporary differences
Potential tax benefit at local tax rates	7,631	6,782
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	82,248	65,575